Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets:
Market value of plan assets at beginning of year	$ 1,418,211
Market value of plan assets at end of year	1,068,503	$ 1,418,211
Qualified Retirement Plan
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	1,531,197	1,499,239
Service cost	44,110	41,159	$ 34,299
Interest cost	45,006	40,432	45,555
Actuarial loss (gain)	(399,066)	8,908
Benefits paid	(61,796)	(58,541)
Benefit obligation at end of year (PBO/PBO/APBO)	1,159,451	1,531,197	1,499,239
Change in plan assets:
Market value of plan assets at beginning of year	1,366,043	1,186,433
Actual return on plan assets	(330,203)	136,151
Employer contributions	56,000	102,000
Benefits paid	(61,796)	(58,541)
Market value of plan assets at end of year	1,030,044	1,366,043	1,186,433
Funded status at year end	$ (129,407)	$ (165,154)
Weighted-average assumptions (benefit obligation):
Discount rate	5.25%	3.00%
Weighted-average rate of compensation increase	3.25%	3.25%
SERP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 49,530	$ 53,631
Service cost	424	526	389
Interest cost	1,441	1,431	1,604
Actuarial loss (gain)	(6,134)	(3,244)
Benefits paid	(3,164)	(2,814)
Benefit obligation at end of year (PBO/PBO/APBO)	42,097	49,530	53,631
Change in plan assets:
Market value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	3,164	2,814
Benefits paid	(3,164)	(2,814)
Market value of plan assets at end of year	0	0	0
Funded status at year end	$ (42,097)	$ (49,530)
Weighted-average assumptions (benefit obligation):
Discount rate	5.25%	3.00%
Weighted-average rate of compensation increase	3.25%	3.25%
PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 84,226	$ 82,205
Service cost	1,941	1,691	1,581
Interest cost	2,452	2,193	2,582
Actuarial loss (gain)	(18,260)	3,438
Benefits paid	(4,922)	(5,301)
Benefit obligation at end of year (PBO/PBO/APBO)	65,437	84,226	82,205
Change in plan assets:
Market value of plan assets at beginning of year	52,168	52,286
Actual return on plan assets	(6,036)	7,717
Employer contributions	0	0
Benefits paid	(7,673)	(7,835)
Market value of plan assets at end of year	38,459	52,168	$ 52,286
Funded status at year end	$ (26,978)	$ (32,058)
Weighted-average assumptions (benefit obligation):
Discount rate	5.25%	3.00%